Investments in and Advances to Affiliates and Notes Receivable from Affiliates (Tables)	12 Months Ended
Dec. 31, 2014
Pork segment
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Schedule of combined condensed financial information of non-controlled, non-consolidated affiliates
Pork Segment	December 31,
(Thousands of dollars)	2014
Net sales	$71,173
Net income	$7,381
Total assets	$175,055
Total liabilities	$15,238
Total equity	$159,817

Commodity Trading and Milling
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Schedule of combined condensed financial information of non-controlled, non-consolidated affiliates

Commodity Trading and Milling Segment	December 31,
(Thousands of dollars)	2014	2013	2012
Net sales	$2,222,591	1,907,647	1,510,101
Net income (loss)	$(20,169)	7,857	24,686
Total assets	$1,132,120	1,038,978	862,992
Total liabilities	$731,984	614,623	469,265
Total equity	$400,136	424,355	393,727

Marine
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Schedule of combined condensed financial information of non-controlled, non-consolidated affiliates
Marine Segment	December 31,
(Thousands of dollars)	2014
Total assets	$118,823
Total liabilities	$36,379
Total equity	$82,444

Sugar
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Schedule of combined condensed financial information of non-controlled, non-consolidated affiliates

Sugar Segment	December 31,
(Thousands of dollars)	2014	2013	2012
Net sales	$9,191	12,073	12,107
Net income	$1,684	1,349	194
Total assets	$8,178	9,271	8,865
Total liabilities	$1,660	3,158	2,839
Total equity	$6,518	6,113	6,026

Turkey
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Schedule of combined condensed financial information of non-controlled, non-consolidated affiliates

Turkey Segment	December 31,
(Thousands of dollars)	2014	2013	2012
Net sales	$1,833,141	1,729,568	1,437,376
Net income (loss)	$104,130	(19,556)	38,384
Total assets	$1,021,182	907,004	871,945
Total liabilities	$547,398	504,581	443,291
Total equity	$473,784	402,423	428,654